Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Parties	Related parties
Names of related parties	Relationship with the Group
Bluecap	A company controlled by a key management of the Group
Hareesh Ramanna	Executive Vice President and Co-General Manager of Connected Solutions Business Unit

Schedule of Significant Related Party Balances	Other than disclosed elsewhere, the Group had the following significant related party balances for the years ended December 31, 2021, 2022 and 2023:
	For the years ended December 31,
	2021	2022	2023
	$	$	$
Loan from:
Bluecap	1,834	-	-

Interest expense on loan from:
Bluecap	658	746	-